UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-21511

Lazard Global Total Return and Income Fund, Inc.
(Exact name of Registrant as specified in charter)

30 Rockefeller Plaza
New York, New York 10112
(Address of principal executive offices) (Zip code)

Nathan A. Paul, Esq.
Lazard Asset Management LLC
30 Rockefeller Plaza
New York, New York 10112
(Name and address of agent for service)

Registrant's telephone number, including area code:                (212) 632-6000

Date of fiscal year end:                12/31

Date of reporting period:             3/31/2007

FORM N-Q

Item 1.	Schedule of Investments.

Lazard Global Total Return and Income Fund, Inc.
Portfolio of Investments
March 31, 2007 (unaudited)

Description	Shares	Value
Common Stocks—89.3%
Finland—2.0%
Nokia Oyj Sponsored ADR (c)	192,800	$4,418,976

France—5.1%
Sanofi-Aventis ADR (d)	105,200	4,577,252
Societe Generale Sponsored ADR	72,000	2,498,400
Total SA Sponsored ADR (c)	64,000	4,465,920
Total France		11,541,572

Italy—1.0%
Eni SpA Sponsored ADR (c)	36,350	2,356,571

Japan—10.2%
Canon, Inc. Sponsored ADR	44,700	2,399,496
Hoya Corp. Sponsored ADR	54,300	1,797,330
Mitsubishi UFJ Financial Group, Inc. ADR (c)	323,100	3,638,106
Mitsui Sumitomo Insurance Co., Ltd. ADR (d)	17,600	2,204,565
Nissan Motor Co., Ltd. Sponsored ADR (d)	192,200	4,113,080
Nomura Holdings, Inc. ADR (d)	332,600	6,894,798
Sumitomo Mitsui Financial Group, Inc. ADR	209,100	1,902,810
Total Japan		22,950,185

Netherlands—2.6%
Heineken NV ADR	225,600	5,899,440

Singapore—2.1%
Singapore Telecommunications, Ltd. ADR (d)	217,400	4,706,710

Sweden—1.0%
Telefonaktiebolaget LM Ericsson Sponsored ADR	61,900	2,295,871

Switzerland—9.9%
Credit Suisse Group Sponsored ADR	73,400	5,272,322
Nestle SA Sponsored ADR	34,400	3,341,960
Novartis AG ADR	78,900	4,310,307
Swiss Reinsurance Co. Sponsored ADR	24,900	2,279,346
UBS AG (c)	75,900	4,510,737
Zurich Financial Services AG ADR	92,500	2,668,625
Total Switzerland		22,383,297

United Kingdom—17.1%
Barclays PLC Sponsored ADR (d)	67,800	3,860,532
BP PLC Sponsored ADR (c)	69,600	4,506,600
Cadbury Schweppes PLC Sponsored ADR (c)	112,700	5,789,399
Diageo PLC Sponsored ADR	101,100	8,184,045
GlaxoSmithKline PLC Sponsored ADR (c), (d)	80,200	4,431,852
HSBC Holdings PLC Sponsored ADR (d)	76,300	6,699,903
Vodafone Group PLC Sponsored ADR	191,712	5,149,384
Total United Kingdom		38,621,715

United States—38.3%
Bank of America Corp. (c)	138,200	7,050,964
Bristol-Myers Squibb Co. (c)	92,600	2,570,576
Cisco Systems, Inc. (a)	220,400	5,626,812
ConocoPhillips	32,900	2,248,715
Dell, Inc. (a)	92,900	2,156,209
Exxon Mobil Corp. (c)	105,100	7,929,795
First Data Corp. (c)	84,300	2,267,670
General Electric Co.	116,300	4,112,368
International Business Machines Corp.	80,700	7,606,782
Johnson & Johnson (c)	104,300	6,285,118
JPMorgan Chase & Co. (c)	148,896	7,203,589
Mellon Financial Corp. (d)	103,600	4,469,304
Microsoft Corp. (c)	326,400	9,096,768
Oracle Corp. (a), (c)	399,700	7,246,561
The Home Depot, Inc.	165,500	6,080,470
United Technologies Corp.	68,900	4,478,500
Total United States		86,430,201

Total Common Stocks
(Identified cost $164,251,207)		201,604,538

Lazard Global Total Return and Income Fund, Inc.
Portfolio of Investments (continued)
March 31, 2007 (unaudited)

	Principal
	Amount
Description	(000) (e)	Value
Foreign Government
Obligations—8.5%

Costa Rica—1.6%
Costa Rican Bono de Estabilizacion Monetaria,
0.00%, 10/10/07	639,500	$1,190,811
Costa Rican Titulos de Propiedad:
0.00%, 04/11/07	626,200	1,204,687
0.00%, 10/10/07	660,000	1,228,984
Total Costa Rica		3,624,482

Egypt—3.6%
Central Bank of Egypt Certificates
of Deposit:
0.00%, 04/26/07	14,000	2,442,200
0.00%, 05/23/07	4,000	693,375
0.00%, 07/04/07	7,000	1,201,020
Egypt Treasury Bills:
0.00%, 04/17/07	7,125	1,245,607
0.00%, 04/24/07	11,825	2,063,907
0.00%, 05/01/07	3,250	566,329
Total Egypt		8,212,438

Hungary—1.0%
Hungarian Government Bonds:
9.50%, 02/12/09	200,510	1,117,258
6.50%, 08/12/09	205,770	1,083,054
Total Hungary		2,200,312

Mexico—1.2%
Mexican Bonos:
8.00%, 12/24/08	12,370	1,135,166
9.00%, 12/20/12	15,450	1,501,014
Total Mexico		2,636,180

Turkey—1.1%
Turkish Government Bonds:
0.00%, 08/13/08	2,400	1,346,127
14.00%, 01/19/11	1,782	1,171,946
Total Turkey		2,518,073

Total Foreign Government
Obligations
(Identified cost $18,858,897)		19,191,485
Structured Notes—1.7%
Brazil—1.5%
Citibank Brazil Inflation-Linked Bond NTN-B:
7.90%, 05/18/09 (f)	927	1,062,257
7.70%, 08/17/10 (f)	1,029	1,166,218
7.35%, 05/18/15 (f)	989	1,126,636
Total Brazil		3,355,111

Colombia—0.2%
Citibank Colombia TES Credit
Linked Unsecured Note,
9.88%, 04/27/12 (f)	397	496,664
Total Structured Notes
(Identified cost $3,318,598)		3,851,775

	Shares
Collateral For Securities
on Loan—13.5%
State Street Navigator Securities
Lending Prime Portfolio,
5.33% (g), (h)
(Identified cost $30,543,178)	30,543,178	30,543,178

Total Investments—113.0%
(Identified cost $216,971,880) (b)		$255,190,976
Liabilities in Excess of Cash and
Other Assets—(13.0)%		(29,423,917)
Net Assets—100.0%		$225,767,059

Lazard Global Total Return and Income Fund, Inc.
Portfolio of Investments (continued)
March 31, 2007 (unaudited)

Forward Currency Purchase Contracts open at March 31, 2007:
			U.S. $ Cost	U.S. $
Forward Currency	Expiration	Foreign	on Origination	Current	Unrealized	Unrealized
Purchase Contracts	Date	Currency	Date	Value	Appreciation	Depreciation
ARS	04/09/07	397,312	$128,000	$128,156	$156	$-
ARS	04/25/07	1,549,500	500,000	500,108	108	-
ARS	05/02/07	1,863,000	600,000	601,370	1,370	-
ARS	05/02/07	2,983,680	960,000	963,121	3,121	-
BRL	09/20/07	2,352,609	1,047,000	1,121,497	74,497	-
BRL	09/20/07	5,583,770	2,483,000	2,661,804	178,804	-
BRL	10/05/07	993,450	444,000	472,492	28,492	-
BRL	10/30/07	1,305,901	586,000	618,777	32,777	-
BWP	04/11/07	4,917,929	779,000	785,220	6,220	-
BWP	04/20/07	6,430,619	1,028,000	1,025,133	-	2,867
BWP	04/23/07	2,539,783	399,000	404,666	5,666	-
COP	04/02/07	611,955,000	270,000	277,767	7,767	-
COP	04/02/07	1,875,600,000	863,536	851,336	-	12,200
COP	04/02/07	1,875,600,000	863,536	851,336	-	12,200
COP	04/23/07	4,952,392,000	2,272,000	2,245,754	-	26,246
COP	04/25/07	880,696,000	389,000	399,332	10,332	-
COP	04/26/07	1,042,820,000	460,000	472,822	12,822	-
EUR	04/12/07	1,356,944	1,809,145	1,807,164	-	1,981
EUR	05/02/07	970,000	1,279,590	1,292,873	13,283	-
GHC	05/24/07	6,539,400,000	692,000	700,062	8,062	-
GHC	06/18/07	2,103,450,000	222,000	224,256	2,256	-
GHC	07/16/07	3,393,000,000	360,000	359,695	-	305
GHC	07/24/07	5,426,964,580	573,130	574,289	1,159	-
GHC	08/27/07	9,923,540,000	1,049,000	1,042,206	-	6,794
GHC	09/13/07	5,521,023,000	584,854	577,661	-	7,193
IDR	04/12/07	3,708,720,000	408,000	406,435	-	1,565
IDR	04/12/07	5,667,431,000	623,000	621,088	-	1,912
IDR	04/20/07	5,154,087,500	557,500	564,832	7,332	-
IDR	05/15/07	25,373,040,000	2,746,000	2,780,607	34,607	-
IDR	06/20/07	5,170,812,500	557,500	566,664	9,164	-
ILS	04/10/07	4,324,590	1,026,000	1,040,611	14,611	-
ILS	04/19/07	4,837,979	1,149,000	1,164,445	15,445	-
INR	04/05/07	37,220,400	840,000	855,461	15,461	-
INR	04/05/07	27,984,210	629,000	643,180	14,180	-
INR	04/05/07	5,136,510	119,094	118,056	-	1,038
INR	04/16/07	54,091,380	1,218,000	1,240,448	22,448	-
INR	04/23/07	48,398,560	1,094,000	1,108,326	14,326	-
INR	05/07/07	29,034,560	656,000	663,454	7,454	-
INR	05/17/07	10,358,040	228,000	236,434	8,434	-
INR	05/18/07	10,358,040	228,000	236,408	8,408	-
KWD	04/30/07	327,970	1,135,000	1,133,157	-	1,843
KWD	04/30/07	344,741	1,193,000	1,191,104	-	1,896
KWD	06/04/07	335,218	1,159,000	1,158,130	-	870
KWD	07/16/07	325,808	1,126,000	1,125,628	-	372
KZT	05/08/07	74,976,800	592,000	606,294	14,294	-
KZT	08/02/07	93,035,600	745,000	753,448	8,448	-
KZT	08/09/07	76,622,000	617,173	620,578	3,405	-
KZT	09/10/07	68,641,200	552,000	556,164	4,164	-

Lazard Global Total Return and Income Fund, Inc.
Portfolio of Investments (continued)
March 31, 2007 (unaudited)

Forward Currency Purchase Contracts open at March 31, 2007 (continued):
			U.S. $ Cost	U.S. $
Forward Currency	Expiration	Foreign	on Origination	Current	Unrealized	Unrealized
Purchase Contracts	Date	Currency	Date	Value	Appreciation	Depreciation
MXN	04/09/07	10,640,463	$985,000	$965,891	$-	$19,109
MXN	04/09/07	1,496,466	135,116	135,842	726	-
MXN	05/29/07	20,773,040	1,887,000	1,880,824	-	6,176
MXN	03/31/08	4,261,246	376,000	378,421	2,421	-
MYR	04/12/07	1,413,751	405,202	409,142	3,940	-
MYR	04/16/07	2,709,399	777,000	784,265	7,265	-
MYR	04/23/07	2,874,480	826,000	832,344	6,344	-
MYR	05/11/07	3,207,783	925,500	929,697	4,197	-
MYR	05/14/07	3,207,783	925,500	929,837	4,337	-
MYR	06/12/07	1,897,514	543,000	550,815	7,815	-
NGN	04/05/07	178,352,490	1,367,000	1,393,923	26,923	-
NGN	06/05/07	49,946,968	388,000	383,972	-	4,028
NGN	07/10/07	154,130,070	1,189,000	1,173,480	-	15,520
NGN	07/17/07	156,655,070	1,210,000	1,192,704	-	17,296
NGN	09/07/07	178,977,600	1,381,000	1,362,658	-	18,342
PEN	08/14/07	1,964,505	610,000	618,022	8,022	-
PEN	08/16/07	1,640,209	516,000	516,000	-	-
PHP	04/19/07	11,277,420	231,000	233,766	2,766	-
PHP	04/20/07	50,772,800	1,040,000	1,052,461	12,461	-
PHP	05/14/07	68,481,450	1,371,000	1,419,698	48,698	-
PHP	06/26/07	81,843,980	1,502,000	1,697,035	195,035	-
PLN	04/12/07	3,617,720	1,216,776	1,248,170	31,394	-
PLN	05/14/07	2,144,196	722,000	740,592	18,592	-
PLN	05/14/07	1,137,732	391,000	392,966	1,966	-
PLN	05/21/07	9,083,701	3,059,000	3,138,136	79,136	-
RON	04/12/07	1,406,987	546,000	558,010	12,010	-
RON	04/30/07	7,409,000	2,920,724	2,933,711	12,987	-
RUB	05/24/07	106,389,050	3,826,944	4,087,643	260,699	-
RUB	08/27/07	56,586,000	2,163,073	2,174,787	11,714	-
RUB	11/07/07	46,639,980	1,739,000	1,792,627	53,627	-
RUB	02/01/08	11,541,000	434,768	443,306	8,538	-
RUB	09/19/08	21,264,250	725,000	807,624	82,624	-
SGD	04/10/07	1,038,696	678,000	684,501	6,501	-
SGD	04/11/07	996,030	651,000	656,425	5,425	-
SGD	04/30/07	2,688,557	1,777,000	1,773,981	-	3,019
SGD	05/07/07	1,323,051	867,000	873,381	6,381	-
SGD	05/22/07	364,951	240,000	241,149	1,149	-
SGD	06/15/07	730,543	481,000	483,459	2,459	-
SGD	08/27/07	1,382,563	910,000	919,079	9,079	-
SKK	05/02/07	30,859,100	1,150,000	1,239,564	89,564	-
SKK	05/23/07	25,203,410	1,004,851	1,013,211	8,360	-
SKK	06/13/07	26,788,000	1,035,045	1,077,690	42,645	-
TRY	05/31/07	746,493	459,352	525,903	66,551	-
TRY	06/27/07	4,353,244	2,699,686	3,041,283	341,597	-
TZS	04/16/07	557,516,000	426,503	448,741	22,238	-
TZS	04/30/07	580,163,400	436,000	465,861	29,861	-
TZS	05/08/07	520,053,000	396,684	416,634	19,950	-
TZS	05/15/07	470,744,000	361,000	376,374	15,374	-

Lazard Global Total Return and Income Fund, Inc.
Portfolio of Investments (continued)
March 31, 2007 (unaudited)

Forward Currency Purchase and Sale Contracts open at March 31, 2007 (concluded):
			U.S. $ Cost	U.S. $
Forward Currency	Expiration	Foreign	on Origination	Current	Unrealized	Unrealized
Purchase Contracts	Date	Currency	Date	Value	Appreciation	Depreciation
TZS	10/16/07	503,740,750	$383,000	$385,483	$2,483	$-
TZS	02/05/08	385,792,000	274,000	285,701	11,701	-
TZS	02/06/08	516,304,000	368,000	382,243	14,243	-
TZS	04/30/08	745,327,886	547,230	544,432	-	2,798
UAH	04/02/07	3,195,000	634,306	635,199	893	-
UAH	04/11/07	4,693,000	928,388	933,087	4,699	-
UAH	04/13/07	7,632,000	1,512,066	1,517,460	5,394	-
UGX	04/11/07	670,128,000	368,000	382,515	14,515	-
UGX	09/10/07	479,650,000	265,000	268,306	3,306	-
Total Forward Currency Purchase Contracts			$95,027,772	$97,079,880	$2,217,678	$165,570

			U.S. $ Cost	U.S. $
Forward Currency	Expiration	Foreign	on Origination	Current	Unrealized	Unrealized
Sale Contracts	Date	Currency	Date	Value	Appreciation	Depreciation
BWP	04/11/07	3,755,009	$595,000	$599,543	$-	$4,543
BWP	04/20/07	3,050,626	485,000	486,314	-	1,314
COP	04/02/07	2,487,555,000	1,113,000	1,129,103	-	16,103
COP	04/23/07	1,882,023,750	865,000	853,438	11,562	-
EUR	05/23/07	755,000	1,004,851	1,007,173	-	2,322
HUF	04/27/07	211,494,727	1,134,574	1,136,090	-	1,516
HUF	04/28/07	209,816,271	1,120,095	1,122,413	-	2,318
INR	04/29/07	22,202,640	513,000	510,298	2,702	-
INR	04/30/07	48,138,480	1,112,000	1,106,399	5,601	-
INR	05/01/07	3,888,900	90,000	89,182	818	-
MXN	05/02/07	12,136,929	1,084,284	1,101,734	-	17,450
MXN	05/03/07	11,121,833	1,005,000	1,006,989	-	1,989
RON	05/04/07	4,571,000	1,809,145	1,812,854	-	3,709
RUB	05/05/07	23,963,580	892,000	920,720	-	28,720
TRY	05/06/07	1,433,837	992,000	1,010,135	-	18,135
TZS	05/07/07	557,516,000	441,772	448,741	-	6,969
TZS	04/30/07	580,163,400	460,447	465,861	-	5,414
TZS	05/08/07	520,053,000	392,197	416,634	-	24,437
UAH	04/02/07	3,195,000	635,189	635,199	-	10
Total Forward Currency Sale Contracts			$15,744,554	$15,858,820	20,683	134,949
Gross unrealized appreciation/depreciation on Forward Currency Contracts					$2,238,361	$300,519

Lazard Global Total Return and Income Fund, Inc.
Portfolio of Investments (continued)
March 31, 2007 (unaudited)

(a)	Non-income producing security.
(b)	For federal income tax purposes, the aggregate cost was $216,971,880, aggregate gross unrealized appreciation was $40,978,052, aggregate gross unrealized depreciation was $2,758,956, and the net unrealized appreciation was $38,219,096.
(c)	Segregated security for forward currency contracts.
(d)	Security or portion thereof is out on loan.
(e)	Principal amount denominated in respective country’s currency unless otherwise specified.
(f)	Pursuant to Rule 144A under the Securities Act of 1933, these securities may only be traded among “qualified institutional buyers.” At March 31, 2007, these securities amounted to 1.7% of net assets and none are considered to be liquid. Principal amount denominated in U.S. dollar. Interest rate shown reflects current yield as of March 31, 2007.
(g)	Rate shown reflects 7 day yield as of March 31, 2007.
(h)	Represents security purchased with cash collateral received for securities on loan.

Security Abbreviations:
ADR – American Depositary Receipt
NTN-B – Brazil Sovereign “Nota do Tesouro Nacional”
TES – Titulos de Tesoreria

Currency Abbreviations:
ARS — Argentine Peso	MYR — Malaysian Ringgit
BRL — Brazilian Real	NGN — Nigerian Naira
BWP — Botswana Pula	PEN — Peruvian New Sol
COP — Colombian Peso	PHP — Philippine Peso
EUR — Euro	PLN — Polish Zloty
GHC — Ghanaian Cedi	RON — Romanian Leu
HUF — Hungarian Forint	RUB — Russian Ruble
IDR — Indonesian Rupiah	SGD — Singapore Dollar
ILS — Israeli Shekel	SKK — Slovenska Koruna
INR — Indian Rupee	TRY — New Turkish Lira
KWD — Kuwaiti Dinar	TZS — Tanzanian Shilling
KZT — Kazak Tenge	UAH — Ukranian Hryvnia
MXN — Mexican Peso	UGX — Ugandan Shilling

Portfolio holdings by industry (as percentage of net assets):
Industry
Alcohol & Tobacco	6.2%
Automotive	1.8
Banking	13.8
Commercial Services	1.0
Computer Software	7.2
Drugs	7.0
Energy Integrated	9.5
Financial Services	10.2
Food & Beverages	4.0
Insurance	3.2
Manufacturing	3.8
Medical Products	2.8
Retail	2.7
Semiconductors & Components	1.9
Technology	3.4
Technology Hardware	6.4
Telecommunications	4.4
Subtotal	89.3

Foreign Government Obligations	8.5
Structured Notes	1.7
Collateral for Securities on Loan	13.5
Total Investments	113.0%

Lazard Global Total Return and Income Fund, Inc.
Portfolio of Investments (concluded)
March 31, 2007 (unaudited)

Valuation of Investments—Market values for securities are generally based on the last reported sales price on the principal exchange or market on which the security is traded, generally as of the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time) on each valuation date. Any securities not listed, for which current over-the-counter market quotations or bids are readily available, are valued at the last quoted bid price or, if available, the mean of two such prices. Forward currency contracts are valued at the current cost of offsetting the contract. Securities listed on foreign exchanges are valued at the last reported sales price except as described below; securities listed on foreign exchanges that are not traded on the valuation date are valued at the last quoted bid price.

Bonds and other fixed-income securities that are not exchange-traded are valued on the basis of prices provided by pricing services which are based primarily on institutional trading in similar groups of securities, or by using brokers’ quotations.

If a significant event affecting the value of securities occurs between the close of the exchange or market on which the security is principally traded and the time when the Fund’s net asset value is calculated, or when current market quotations otherwise are determined not to be readily available or reliable, such securities will be valued at their fair values as determined in good faith by or under the supervision of the Board of Directors. Fair valuing of foreign securities may be determined with the assistance of a pricing service, using correlations between the movement of prices of such securities and indices of domestic securities and other appropriate indicators, such as closing market prices of relevant ADRs or futures contracts. The Valuation Committee of the Investment Manager may evaluate a variety of factors to determine the fair value of securities for which current market quotations are determined not to be readily available or reliable. These factors include, but are not limited to, the type of security, the value of comparable securities, observations from financial institutions and relevant news events. Input from the Investment Manager’s analysts will also be considered. The effect of using fair value pricing is that the net asset value of the Fund will reflect the affected securities’ values as determined in the judgment of the Board of Directors, or its designee, instead of being determined by the market. Using a fair value pricing methodology to price securities may result in a value that is different from the most recent closing price of a security and from the prices used by other investment companies to calculate their portfolios’ net asset values.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is also available on the Fund’s website at www.LazardNet.com as well as on the Securities and Exchange Commission’s website at www.sec.gov.

Item 2.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Lazard Global Total Return and Income Fund, Inc.

By:	/s/ Charles Carroll
Charles Carroll
Chief Executive Officer

Date:	May 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Charles Carroll
Charles Carroll
Chief Executive Officer

Date:	May 29, 2007

By:	/s/ Stephen St. Clair
Stephen St. Clair
Chief Financial Officer

Date:	May 29, 2007